COMMITMENTS AND CONTINGENCIES	12 Months Ended
Sep. 30, 2017
COMMITMENTS AND CONTINGENCIES
21.	COMMITMENTS AND CONTINGENCIES

Operating lease commitments

Future minimum payments under non-cancelable operating leases related to offices, servers and bandwidth with initial terms of one-year or longer consisted of the following at September 30, 2017:

US$
Years ending September 30, 2018	3,861
2019	1,117
2020	815
2021	6
2022 and thereafter	—

5,799

Payments under operating leases are expensed on the straight-line basis over the periods of their respective leases. The terms of the leases do not contain rent escalation or contingent rents. For the years ended September 30, 2015, 2016 and 2017, total rental expenses for all operating leases amounted to US$6,955, US$6,857 and US$6,607, respectively.

Legal contingencies

The group is a party in potential claims arising in the ordinary course of business. The Group does not believe that the resolution of these matters will have a material effect on its financial position or results of operations.

Assets pledged as security for bank borrowing

As disclosed in Note 15, on December 23, 2016, the Company entered into two loan agreements for a total of US$29,947 term loan facility. The facility was secured by term deposits of RMB231.9 million (US$34,855) provided by Champion Technology, which was recorded as “restricted cash” on the consolidated balance sheet as of September 30, 2017.